Condensed Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 225,673	$ 259,212
Prepaid expenses	129,940	6,321
Total current assets	355,613	265,533
Capitalized software costs, net	186,934	142,614
Property and equipment, net	6,383	7,040
Total assets	548,930	415,187
Current liabilities:
Accounts payable and accrued expenses	68,612	65,860
Liquidated damages and accrued interest
Total current liabilities	68,612	65,860
Total liabilities	68,612	65,860
Commitments and contingencies (See Note 5)
Stockholders’ equity:
Common stock, $0.001 par value, 250,000,000 shares authorized; 7,720,084 and 7,656,488 shares issued and outstanding, respectively	7,720	7,656
Additional paid in capital	6,494,965	6,033,331
Subscription receivable
Accumulated deficit	(6,022,516)	(5,691,803)
Total stockholders’ equity	480,318	349,327
Total liabilities and stockholders’ equity	548,930	415,187
Series A Preferred Stock [Member]
Stockholders’ equity:
Preferred stock	145	143
Series B Preferred Stock [Member]
Stockholders’ equity:
Preferred stock	$ 4